Stockholders' equity - The Offering (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Jun. 30, 2024 USD ($) security $ / shares shares	Dec. 31, 2024 shares
Series A warrant
Stockholders' equity
Shares of common stock issuable for issued and outstanding warrants | shares		76,918
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants	60 days
June 2024 Offering
Stockholders' equity
Number of securities | security	2
Aggregate gross proceeds | $	$ 20.0
Shares issued (in shares) | shares	300,707
Offering shares (per share) | $ / shares	$ 43.23
Percentage of placement agent fee	7.00%
Non-accountable expenses and clearing costs | $	$ 0.1
Percentage of common stock sold	5.00%
June 2024 Offering | Pre-Funded Warrants
Stockholders' equity
Offering shares (per share) | $ / shares	$ 43.219
Shares of common stock issuable for issued and outstanding warrants | shares	161,924
Warrants exercise price | $ / shares	$ 0.001
Maximum percentage of outstanding common stock	9.99%
Number of days written notice	61 days
June 2024 Offering | Series A warrant
Stockholders' equity
Shares of common stock issuable for issued and outstanding warrants | shares	462,640
Expire terms	12 months
June 2024 Offering | Series B warrants
Stockholders' equity
Shares of common stock issuable for issued and outstanding warrants | shares	693,962
Expire terms	5 years
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants	6 months
June 2024 Offering | PIPE common warrants
Stockholders' equity
Shares issued (in shares) | shares	69,396
Warrants exercise price | $ / shares	$ 43.23
Maximum percentage of outstanding common stock	4.99%
June 2024 Offering | Placement agent warrants
Stockholders' equity
Shares of common stock issuable for issued and outstanding warrants | shares	11,564
Warrants exercise price | $ / shares	$ 54.0375
Premium of offering price per share (as a percent)	125.00%
Terminate of common stock	2 years
Weighted average fair value of warrants | $ / shares	$ 30.03
Non-cash issuance cost | $	$ 0.3
June 2024 Offering | Placement Agent Contingent Warrants
Stockholders' equity
Shares of common stock issuable for issued and outstanding warrants | shares	28,915
Warrants exercise price | $ / shares	$ 54.0375
Weighted average fair value of warrants | $ / shares	$ 37.73
June 2024 Offering | Dong-A
Stockholders' equity
Aggregate gross proceeds | $	$ 10.0